Income Tax (Expense) Recovery - Components of Provision for Income Tax (Expense) Recovery (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Current	$ (1,943)	$ 2,139	$ (4,057)	$ 5,973
Deferred	70	(290)	(316)	(556)
Income tax (expense) recovery	$ (1,873)	$ 1,849	$ (4,373)	$ 5,417